RIGHT OF USE ASSETS AND LEASES	12 Months Ended
Jun. 30, 2020
Right of use assets and leases [abstract]
Right of assets and leases

SIGNIFICANT ACCOUNTING JUDGEMENTS

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The contract must also be enforceable. To assess whether a contract conveys the right to control the use of an identified asset, requires judgement particularly on contracts with service contractors, which may contain embedded leases.

The Group assesses whether:

•the contract involves the use of an identified asset;

•the Group has the right to obtain substantially all the economic benefits from use of the asset throughout the period of use; and

•the Group has the right to direct the use of the asset.

At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relevant stand-alone prices. However, for the lease of land and buildings in which it is a lessee, the Group has elected not to separate non-lease components and account for the lease and non-lease component as a single lease component.

Some property leases contain options to renew under the contract. Judgement is applied in whether the renewable option periods must be included in the lease term i.e. it is reasonably certain that the options to renew will be exercised. In applying judgement, the Group also considers whether the lease term is commensurate with estimated future mine plans requirements and environmental rehabilitation obligations associated with the property post reclamation

ACCOUNTING POLICIES

The Group has applied IFRS 16 using the modified retrospective approach and therefore the comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4. The impact of the adoption of the standard is disclosed in Note 3.

Accounting policy before July 1, 2019

Leased assets

Upon initial recognition, the leased asset is measured at an amount equal to the lower of the fair value of the leased asset and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in the same manner as owned property, plant and equipment.

Finance lease payments

Minimum lease payments are apportioned between the finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Accounting policy after July 1, 2019

Right of use asset

The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability and is adjusted by any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The Group recognises a right of use asset and lease liability at the lease commencement date.

The right of use asset is subsequently depreciated using the straightline method from the commencement date to the earlier of the end of the useful life of the right of use asset or the end of the lease term. The estimated useful lives of the right of use assets are determined on the same basis as those of property, plant and equipment. In addition, the right of use asset carrying value is allocated to the CGU it belongs to and the CGU is reviewed at each reporting date to determine whether there is any indication of impairment. The carrying value is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

Lease liability

The lease liability is initially measured at the present value of the outstanding lease payments at commencement date over the lease term, discounted using the interest rate implicit in the lease or if that rate is undeterminable, the Group’s incremental borrowing rate. The lease term includes the non-cancellable period for which the lessee has the right to use an underlying asset including optional periods when the Group is reasonably certain to exercise an option to extend a lease.

Lease payments comprise fixed payments, variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date, and the exercise price under a purchase option that the Group is reasonably certain to exercise.

The lease liability is measured using the effective interest rate method and is remeasured when there is a change in future lease payments. Upon remeasurement, a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.

Right of use assets are presented in “property, plant and equipment” and lease liabilities are separately disclosed in the statement of financial position.

ACCOUNTING POLICIES continued

Accounting policy after July 1, 2019 continued

Short term leases and leases of low value assets

The Group has elected not to recognise right of use assets and lease liabilities for short-term leases of machinery and equipment that have a lease term of 12 months or less and leases of low value assets which include IT equipment, security equipment and administration equipment.

10.1 RIGHT OF USE ASSETS

Included in property, plant and equipment are the following leased assets:

Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Total

June 30, 2020
Cost		11.1	45.0	56.1
Impact of adopting IFRS 16 on July 1, 2019
Right-of-use assets recognised on July 1, 2019		7.5	23.4	30.9
Transfers and other movements [1]		26.5	-	26.5
Additions		3.8	14.2	18.0
Lease modifications		-	7.5	7.5
Lease derecognitions		(26.7)	(0.1)	(26.8)
Accumulated depreciation		(2.9)	(8.3)	(11.2)
Impact of adopting IFRS 16 on July 1, 2019
Transfers and other movements [1]		(15.9)	-	(15.9)
Depreciation		(4.9)	(8.3)	(13.2)
Lease derecognitions		17.9	-	17.9

Carrying value		8.2	36.7	44.9
[1] Relates to contracts previously classified as leases under IAS 17 and presented as property, plant and equipment which the Group has reassessed as right-of-use assets upon adoption of IFRS 16 as of July 1, 2019

Amounts in R million	Note	2020	2019

Reconciliation of the lease liabilities balance:
Balance at the beginning of the year		11.0	14.7
Impact of adopting IFRS 16 on July 1, 2019	9	30.9	-
New leases	9	18.0	-
Lease modifications		7.5	-
Leases derecognised		(8.9)	-
Interest charge on lease liabilities	7	5.1	2.0
Repayment of lease liabilities (2019: repayment of finance lease obligations)		(11.4)	(3.7)
Interest repaid		(5.1)	(2.0)

Balance at the end of the year		47.1	11.0

Current portion of lease liabilities		(10.1)	(11.0)

Non-current lease liabilities		37.0	-

Maturity analysis of undiscounted contractual cash flows:
Less than a year		13.0	-
One to five years		37.0	-
More than 5 years		9.0	-

Total undiscounted lease liabilities at June 30, 2020		59.0	-

Lease payments not recognised as a liability but expensed during the year:
Short-term leases		2.4	-
Leases of low value assets		5.0	-

Cash flows included in cash generated from operating activities		7.4	-